SUBSEQUENT EVENTS (Details Textual) - USD ($)	1 Months Ended				4 Months Ended	8 Months Ended
	Jun. 27, 2017	May 23, 2017	Apr. 15, 2017	May 23, 2016	Aug. 14, 2017	Mar. 31, 2018	May 25, 2017	Mar. 31, 2017	Mar. 31, 2016
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding								17,638,243
Common Stock, Shares Authorized								150,000,000	150,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.25
Loans and Leases Receivable, Gross, Total			$ 2,999,476
Class of Warrant or Right, Outstanding	13,663,014
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Payment For Placement Agent Fees	$ 125,000
Warrant Holders Exercised Shares	5,000,172
Warrant Holders Exercised Amount	$ 1,125,038
Interest Rate Change To Fixed Rate					12.00%	3.00%
Aggregate Cost Proceeds			$ 7,000,000
Share Based Compensation Arrangement By Share Based Payment Award Additional Options Grants In Period Gross			500,000
Debt Instrument, Redemption Price, Percentage			20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased			$ 0.25
Common Stock, Shares Authorized			250,000,000
Secured Demand Notes			$ 50,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			1,500,000
Subsequent Event [Member] | Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted			2,000,000
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			250,000
Subsequent Event [Member] | Executive Employee [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			2,000,000
Share Price			$ 0.21
Subsequent Event [Member] | Exercise Price 1.40 Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							1.40
Subsequent Event [Member] | Exercise Price 0.80 Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.80
Ginger Capital Investment Holding Ltd [Member]
Subsequent Event [Line Items]
Payments to Acquire Interest in Joint Venture				$ 500,000
Ginger Capital Investment Holding Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Profit distribution Description		Any profit distribution will be 75% in favor of Ginger Capital and 25% in favor of the Company
Warrant Fixed Interest Rate		8.00%
Description for New Round Stock		(i) $0.50 per New Round Stock and (ii) the quotient obtained by dividing (x) the Outstanding Balance on the conversion date multiplied by 1.10 by (y) the actual price per New Round Stock in the Qualified Financing. Upon the Maturity Date, Ginger Capital shall further be issued the Warrant, exercisable into a number of shares of the Companys common stock equal to (i) in the case of the conversion of the Note, 25% of the number of shares issued upon conversion and (ii) in the case of the repayment of the Note in cash, the number of shares of Common Stock equal to the quotient obtained by dividing the Outstanding Balance by 4. The exercise price per share is $0.60.
Proceeds from Divestiture of Interest in Joint Venture		$ 3,000,000
Corporate Joint Venture [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Capital		$ 1,450,000